Consolidated Statements Of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net income	¥ 3,123,437	$ 427,910	¥ 2,227,093	¥ 411,900
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Depreciation and amortization	77,927	10,676	74,742	88,343
Share-based compensation	496,639	68,040	441,827	919,255
Allowance (reversal) for credit losses	(507)	(69)	(767)	4,613
Provision for loans receivable	296,528	40,624	234,599	194,272
(Gain) loss from disposal of property and equipment	36	5	803	(483)
Net loss (gain) from disposal and deemed disposal of investments	2,239	307	(3,852)	879
Investment loss from forward contract	0	0	0	4,058
Share of loss in equity method investees	2,861	392	2,067	1,246
Unrealized losses (gains) from fair value changes of investments and derivative assets	20,904	2,864	(12,938)	63,390
Noncash lease expense	37,900	5,192	12,791	12,220
Impairment loss of long-term investments	352,742	48,325	0	0
Foreign exchange (gain) loss and others	(18,925)	(2,593)	2,149	(15,048)
Changes in operating assets and liabilities:
Accounts receivable	3,811	522	(10,043)	14,069
Amounts due from related parties	0	0	0	7,075
Loans receivable	(975,101)	(133,588)	(1,107,222)	(1,065,054)
Prepayments and other current assets	(252,755)	(34,627)	163,248	(943,214)
Deferred tax assets	56,199	7,699	(107,591)	(20,998)
Accounts payable	6,007	823	(2,733)	(1,428)
Prepaid for freight listing fees and other service fees	22,268	3,051	86,837	78,844
Income tax payable	181,304	24,839	102,683	20,695
Other tax payable	113,779	15,588	63,020	82,839
Amounts due to related parties	0	0	(6,066)	(6,252)
Accrued expenses and other current liabilities	(605,177)	(82,909)	295,622	158,236
Deferred tax liabilities	(13,021)	(1,784)	(13,020)	(14,153)
Operating lease liabilities	(39,035)	(5,348)	(12,724)	(8,824)
Other non-current liabilities	(10,536)	(1,443)	22,950	0
Other non-current assets	90,601	12,412	(183,829)	(2,000)
Net cash (used in) provided by operating activities	2,970,125	406,908	2,269,646	(15,520)
Cash flows from investing activities:
Purchases of short-term investments	(2,224,164)	(304,709)	(11,617,682)	(84,599,727)
Maturity of short-term investments	12,241,690	1,677,105	21,594,724	86,901,541
Purchases of long-term investments	(12,217,802)	(1,673,832)	(9,261,359)	0
Purchases of convertible note issued by related parties	(142,060)	(19,462)	0	0
Maturity of forward contracts	0	0	0	(4,058)
Payments for investment in equity investees	(3,000)	(411)	(63,000)	(6,500)
Acquisition of subsidiaries, net of cash acquired	0	0	0	(76,586)
Return from dissolution of equity investments	0	0	0	1,502
Loans to a related party	(35,523)	(4,867)	0	0
Repayments of loans from a related party	35,515	4,866	0	0
Purchases of property and equipment, land use rights and intangible assets	(74,967)	(10,270)	(100,344)	(85,686)
Proceeds from disposal of property and equipment and intangible assets	675	92	1,400	735
Net cash provided by (used in) investing activities	(2,419,636)	(331,488)	553,739	2,131,221
Cash flows from financing activities:
Repayments of short-term loans	0	0	0	(9,000)
Proceeds from exercise of share options	1	0	1	8
Payments of cash dividend	(1,064,155)	(145,789)	0	0
Cash paid for repurchase of ordinary shares	(489,433)	(67,052)	(1,168,301)	(884,360)
Taxes paid for employees through repurchase of ordinary shares	(85,842)	(11,760)	(26,741)	(508,015)
Cash prepaid for repurchase of ordinary shares	0	0	(179,784)	0
Proceeds prepaid by investors of a subsidiary	100,000	13,700	90,000	0
Capital contribution from redeemable non-controlling interests	19,684	2,697	111,823	71,192
Capital contribution from non-controlling interests	0	0	6,000	0
Net cash used in financing activities	(1,519,745)	(208,204)	(1,167,002)	(1,330,175)
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	23,728	3,247	18,954	71,932
Net increase (decrease) in cash, cash equivalents and restricted cash	(945,528)	(129,537)	1,675,337	857,458
Cash and cash equivalents and restricted cash, beginning of the year	6,896,408	944,804	5,221,071	4,363,613
Total cash, cash equivalents, and restricted cash	5,950,880	815,267	6,896,408	5,221,071
The following table provides a reconciliation of cash and cash equivalents, and restricted cash reported within the Consolidated Balance Sheets that sum to the total of the same such amounts shown in the Consolidated Statement of Cash Flows.
Cash and cash equivalents	5,810,347	796,014	6,770,895	5,137,312
Restricted cash, current	100,533	13,773	115,513	83,759
Restricted cash, non-current	40,000	5,480	10,000	0
Total cash, cash equivalents, and restricted cash	5,950,880	815,267	6,896,408	5,221,071
Supplemental disclosure of cash flow information:
Cash paid for interest (excluding interest paid to investors of consolidated trusts)				175
Income taxes paid	108,725	14,895	124,732	110,491
Supplemental disclosure of non-cash investing and financing activities:
Acquisition of intangible assets and property and equipment through prior year prepayment	22,537	3,088
Payables for purchase of intangible assets and property and equipment	18,729	2,566	28,238	7,505
Vesting of restricted shares of TYT (see note 18)			¥ 8,050
Repurchase of ordinary shares through prepayments made in prior year	178,990	24,522
Capital contribution from redeemable non-controlling interests through proceeds prepaid in prior year	90,000	12,330
Settlement of subscription receivables through surrender of ordinary shares held by the shareholder				1,310,140
Reclassification from non-controlling interests to redeemable non-controlling interests				¥ 73,980
TYT Company [Member]
Supplemental disclosure of non-cash investing and financing activities:
Vesting of restricted shares of TYT (see note 18)	¥ 6,127	$ 839